Discontinued Operations (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2006	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2004
Discontinued Operations [Line Items]
Other Revenue, Net		$ 73,000	$ 170,000	$ 250,000
License and Research Revenue		2,782,000	3,026,000	6,724,000
Supply Agreement, Total Funding	8,100,000
Minimum Amount On Supply And Services Of Products		22,500,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		5,007,000	0	0
Stock Issued During Period, Value, Acquisitions		13,050,000
Recipharm AB [Member]
Discontinued Operations [Line Items]
Percentage Of Margin On Costs Incurred On Services		20.00%
Recipharm AB [Member] | Equity Securities [Member]
Discontinued Operations [Line Items]
Stock Issued During Period, Value, Acquisitions		13,000,000
Equity Method Investment, Ownership Percentage		2.30%
Pessac Business [Member]
Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses		13,200,000
Contribution For Potential Employee Obligations		700,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		5,000,000
Buildings And Fixtures [Member]
Discontinued Operations [Line Items]
Payments to Acquire Productive Assets		8,188,000
Equipment And Asscociated Costs [Member]
Discontinued Operations [Line Items]
Payments to Acquire Productive Assets		11,138,000
Glaxo Smith Kline [Member]
Discontinued Operations [Line Items]
Proceeds From Production Facilities					20,717,000
Undisclosed Partners [Member]
Discontinued Operations [Line Items]
License and Research Revenue		2,000,000	3,500,000	2,600,000
Coreg Sales [Member]
Discontinued Operations [Line Items]
Proceeds From Production Facilities		6,300,000	6,800,000	6,900,000
Other Revenue, Net		$ 6,700,000	$ 8,000,000	$ 9,100,000